UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23471

Franklin Templeton Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 3/31

Date of reporting period: 9/30/23

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

Semiannual Report
Franklin OnChain U.S.
Government Money
Fund
A Series of Franklin Templeton Trust
September 30, 2023
Not FDIC Insured May Lose Value No Bank Guarantee
The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.
If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.
Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, enrolling at franklintempleton.com.
You may access franklintempleton.com by scanning the code below.

franklintempleton.com
Semiannual Report

Contents
Fund Overview 2
Performance Summary 3
Your Fund’s Expenses 4
Financial Highlights and Schedule of Investments 5
Financial Statements 8
Notes to Financial Statements 11
Shareholder Information 15
Visit franklintempleton.com for fund updates
and documents, or to find helpful financial
planning tools.

franklintempleton.com
Semiannual Report
Franklin OnChain U.S. Government Money Fund
This semiannual report for Franklin OnChain U.S.
Government Money Fund covers the period ended
September 30, 2023 .
Fund Overview
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level
of current income as is consistent with the preservation of
shareholders’ capital and liquidity. The Fund also tries to
maintain a stable $1.00 share price. The Fund invests at
least 99.5% of its total assets in government securities,
cash and repurchase agreements collateralized fully by
government securities or cash.

Performance Overview
The Fund’s seven-day effective yield increased from 4.56%
on March 31, 2023, to 5.29% on September 30, 2023, as
shown in the Performance Summary on page 3 .

You could lose money by investing in the Fund. Although
the Fund seeks to preserve the value of your investment
at $1.00 per share, it cannot guarantee it will do so. An
investment in the Fund is not a bank account and is not
insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency. The Fund’s
sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress. Although the Fund invests in U.S. government
obligations, an investment in the Fund is neither insured nor guaranteed by the U.S. government.
Performance data represent past performance, which
does not guarantee future results. Investment return will
fluctuate. Current performance may differ from figures
shown. For most recent month-end performance, go to
franklintempleton.com or call (800) 342-5236 .
We appreciate your support, welcome new shareholders,
and look forward to serving your investment needs in the
years ahead.
Portfolio Composition
9/30/23
% of Total
Net Assets
U.S. Government and Agency Securities 99.7%
Other Net Assets 0.3%
1. Although U.S. government-sponsored entities may be chartered by acts of Congress, their securities are neither issued nor guaranteed by the U.S. government. Please see the Fund’s prospectus for a detailed discussion regarding various levels of credit support for government agency or instrumentality securities. The Fund’s yield and share price are not guaranteed and will vary with market conditions.
2. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
6
.

Performance Summary as of September 30, 2023
Franklin OnChain U.S. Government Money Fund

franklintempleton.com
Semiannual Report
Performance data represent past performance, which does not guarantee future results. Investment return will fluctuate.
Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342- 5236.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the
Fund at any time, including during periods of market stress. Although the Fund invests in U.S. government obligations, an investment in the Fund is neither insured nor guaranteed by the U.S. government.
All investments involve risk, including loss of principal. There are risks associated with the issuance, redemption, transfer, custody, and record keeping of shares maintained and recorded primarily on a blockchain. For example, shares that are issued using blockchain technology would be subject to risks, including the following:
blockchain is a rapidly-evolving regulatory landscape, which might result in security, privacy or other regulatory concerns that could require changes to the way trans-
actions in the shares are recorded. The Fund's yield may be affected by changes in interest rates and changes in credit ratings. These and other risks are discussed in the
Fund's prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 7/31/24 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. The seven-day effective yield assumes compounding of daily dividends, if any.
3. The figures are as stated in the Fund’s current prospectus, do not include the voluntary fee waiver, and may differ from the expense ratio disclosed in the Your Fund’s
Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
Annualized and effective yields are for the seven-day period ended 9/30/23. The Fund’s average weighted life was 35 days and the Fund’s average weighted maturity was 18 days. Yield reflects Fund expenses and fluctuations in interest rates on Portfolio investments.
Seven-Day Annualized Yield
1
Symbol
Seven-Day
Effective Yield
1,2
(with fee
waiver)
(without fee
waiver)
FOBXX 5.29% 5.16% 4.59%
Total Annual Operating Expenses

With Fee
Waiver
Without Fee
Waiver
0.20% 0.89%

Your Fund’s Expenses
Franklin OnChain U.S. Government Money Fund

franklintempleton.com
Seminnual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions, if applicable; and (2) ongoing Fund costs, including management fees, distribution and service
(12b-1) fees, and other Fund expenses, if applicable. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value.” You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row under the headings “Actual”
and “Expenses Paid During Period” ( if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Beginning
Account
Value 4/1/23
Ending
Account
Value 9/30/23
Expenses
Paid During
Period
4/1/23–9/30/23
1,2
Ending
Account
Value 9/30/23
Expenses
Paid During
Period
4/1/23–9/30/23
1,2
a
Annualized
Expense
Ratio
2
$1,000 $1,024.60 $1.02 $1,024.00 $1.02 0.20%

FRANKLIN TEMPLETON TRUST
Financial Highlights
Franklin OnChain U.S. Government Money Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannuall Report

a
Six Months
Ended
September
30, 2023
(unaudited)
Year Ended
March 31, 2023
Year Ended
March 31,
2022
a
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .......................................... $1.00 $1.00 $1.00
Income from investment operations:
Net investment income ................................................... 0.024 0.042 —
b
Net realized and unrealized gains (losses) .................................... — (0.015) —
Total from investment operations ............................................. 0.024 0.027 —
Less distributions from:
Net investment income ................................................... (0.024) (0.027) (—)
b
Net asset value, end of period ............................................... $1.00 $1.00 $1.00
Total return
c
............................................................ 2.46% 2.79% 0.02%
Ratios to average net assets
d
Expenses before waiver and payments by affiliates ............................... 0.27% 0.89% 93.40%
Expenses net of waiver and payments by affiliates ................................ 0.20% 0.20% 0.06%
Net investment income .................................................... 4.90% 4.32% 0.02%
Supplemental data
Net assets, end of period (000’s) ............................................. $310,105 $272,929 $1,958
Portfolio turnover rate ..................................................... —% —% —%
a
For the period April 6, 2021 (commencement of operations) to March 31, 2022.
b
Amount rounds to less than $0.001 per share.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.

Franklin Templeton Trust
Schedule of Investments (unaudited), September 30, 2023
Franklin OnChain U.S. Government Money Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
U.S. Government and Agency Securities 99.7%
a
FFCB ,
FRN, 5.36%, (SOFR + 0.05%), 5/09/24 ................................. $ 100,000 $ 100,000
FRN, 5.435%, (SOFR + 0.125%), 3/07/25 ............................... 3,000,000 3,000,000
3,100,000
FHLB ,
b
10/02/23 ........................................................ 95,100,000 95,086,263
b
10/04/23 ........................................................ 6,600,000 6,597,106
b
10/11/23 ........................................................ 6,900,000 6,889,885
b
10/13/23 ........................................................ 5,100,000 5,091,036
b
10/18/23 ........................................................ 5,200,000 5,187,025
b
10/25/23 ........................................................ 7,000,000 6,975,351
b
10/27/23 ........................................................ 9,000,000 8,965,725
b
11/01/23 ........................................................ 900,000 895,916
b
11/03/23 ........................................................ 2,000,000 1,990,311
b
11/08/23 ........................................................ 2,500,000 2,486,069
b
11/15/23 ........................................................ 5,300,000 5,264,993
b
11/17/23 ........................................................ 4,500,000 4,468,874
b
11/22/23 ........................................................ 5,200,000 5,160,229
b
12/22/23 ........................................................ 4,500,000 4,445,470
b
1/05/24 ......................................................... 1,613,000 1,590,031
b
1/17/24 ......................................................... 1,500,000 1,475,925
b
2/09/24 ......................................................... 1,500,000 1,473,909
a
FRN, 5.34%, (SOFR + 0.03%), 11/13/23 ................................. 4,100,000 4,100,000
a
FRN, 5.345%, (SOFR + 0.035%), 11/16/23 ............................... 2,800,000 2,800,000
a
FRN, 5.35%, (SOFR + 0.04%), 11/17/23 ................................. 2,100,000 2,100,000
a
FRN, 5.365%, (SOFR + 0.055%), 11/24/23 ............................... 2,200,000 2,200,000
a
FRN, 5.38%, (SOFR + 0.07%), 11/27/23 ................................. 2,000,000 2,000,000
a
FRN, 5.33%, (SOFR + 0.02%), 12/05/23 ................................ 5,000,000 5,000,000
a
FRN, 5.34%, (SOFR + 0.03%), 12/06/23 ................................ 2,400,000 2,400,000
a
FRN, 5.335%, (SOFR + 0.025%), 12/26/23 .............................. 4,500,000 4,500,000
a
FRN, 5.39%, (SOFR + 0.08%), 2/26/24 ................................. 12,200,000 12,199,438
a
FRN, 5.355%, (SOFR + 0.045%), 3/04/24 ............................... 2,500,000 2,500,000
a
FRN, 5.43%, (SOFR + 0.12%), 3/14/24 ................................. 1,000,000 1,000,000
204,843,556
b
U.S. Treasury Bills ,
10/03/23 ........................................................ 9,600,000 9,597,183
10/05/23 ........................................................ 10,400,000 10,393,899
10/10/23 ........................................................ 8,700,000 8,688,601
10/12/23 ........................................................ 10,100,000 10,083,723
10/17/23 ........................................................ 8,920,000 8,899,300
10/19/23 ........................................................ 4,700,000 4,687,580
10/24/23 ........................................................ 6,800,000 6,777,218
10/26/23 ........................................................ 4,500,000 4,483,531
10/31/23 ........................................................ 2,500,000 2,488,979
11/07/23 ........................................................ 3,500,000 3,480,971
11/09/23 ........................................................ 6,000,000 5,965,615
11/14/23 ........................................................ 6,000,000 5,961,427
11/16/23 ........................................................ 1,000,000 993,234
11/21/23 ........................................................ 5,600,000 5,557,953
11/24/23 ........................................................ 8,000,000 7,936,419
12/07/23 ........................................................ 3,600,000 3,564,390

Franklin Templeton Trust
Schedule of Investments (unaudited)
Franklin OnChain U.S. Government Money Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
U.S. Government and Agency Securities
(continued)
b
U.S. Treasury Bills, (continued)
1/09/24 ......................................................... $ 1,800,000 $ 1,773,325
101,333,348
Total U.S. Government and Agency Securities (Cost $309,276,904) ................
309,276,904
Total Short Term Investments (Cost $309,276,904 ) ...............................
309,276,904
a
Total Investments (Cost $309,276,904) 99.7% ...................................
$309,276,904
Other Assets, less Liabilities 0.3% .............................................
827,901
Net Assets 100.0% ...........................................................
$310,104,805
See Abbreviations on page 14.
a
The coupon rate shown represents the rate at period end.
b
The security was issued on a discount basis with no stated coupon rate.

FRANKLIN TEMPLETON TRUST
Financial Statements
Statement of Assets and Liabilities
September 30, 2023 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
OnChain U.S.
Government
Money Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $309,276,904
Value - Unaffiliated issuers .................................................................. $309,276,904
Cash .................................................................................... 616,708
Receivables:
Capital shares sold ........................................................................ 133,194
Interest ................................................................................. 207,191
Affiliates ................................................................................ 16,771
Other assets .............................................................................. 4,018
Total assets .......................................................................... 310,254,786
Liabilities:
Payables:
Transfer agent fees ........................................................................ 12,782
Professional fees ......................................................................... 40,821
Trustees' fees and expenses ................................................................. 6,258
Distributions to shareholders ................................................................. 87,419
Accrued expenses and other liabilities ........................................................... 2,701
Total liabilities ......................................................................... 149,981
Net assets, at value ................................................................. $310,104,805
Net assets consist of:
Paid-in capital ............................................................................. $310,101,853
Total distributable earnings (losses) ............................................................. 2,952
Net assets, at value ................................................................. $310,104,805
Shares outstanding ......................................................................... 310,104,599
Net asset value per share .................................................................... $1.00

FRANKLIN TEMPLETON TRUST
Financial Statements
Statement of Operations
for the six months ended September 30, 2023 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
OnChain U.S.
Government
Money Fund
Investment income:
Interest:
Unaffiliated issuers ........................................................................ $7,453,876
Expenses:
Management fees (Note 3 a ) ................................................................... 219,367
Transfer agent fees (Note 3 c ) .................................................................. 74,696
Custodian fees ............................................................................. 476
Reports to shareholders fees .................................................................. 1,204
Registration and filing fees .................................................................... 50,845
Professional fees ........................................................................... 16,905
Trustees' fees and expenses .................................................................. 22,096
Other .................................................................................... 11,013
Total expenses ......................................................................... 396,602
Expenses waived/paid by affiliates (Note 3d) ................................................... (103,312)
Net expenses ......................................................................... 293,290
Net investment income ................................................................ 7,160,586
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 204
Net increase (decrease) in net assets resulting from operations .......................................... $7,160,790

FRANKLIN TEMPLETON TRUST
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin OnChain U.S. Government Money
Fund
Six Months Ended
September 30, 2023
(unaudited)
Year Ended
March 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $7,160,586 $1,978,241
Net realized gain (loss) ................................................. 204 —
Net increase (decrease) in net assets resulting from operations ................ 7,160,790 1,978,241
Distributions to shareholders .............................................. (7,160,586) (1,978,241)
Capital share transactions (Note 2 ) .......................................... 37,175,163 270,971,206
Net increase (decrease) in net assets ................................... 37,1 75,367 270,971,206
Net assets:
Beginning of period ..................................................... 272,929,438 1,958,232
End of period .......................................................... $310,104,805 $272,929,438

Franklin Templeton Trust

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Franklin Templeton Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of one
fund, Franklin OnChain U.S. Government Money Fund
(Fund). The Fund follows the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
Securities are valued at amortized cost, which approximates
fair value. Amortized cost is an income-based approach
which involves valuing an instrument at its cost and
thereafter assuming a constant amortization to maturity of
any discount or premium. Under compliance policies and
procedures approved by the Trust's Board of Trustees (the
Board), the Board has designated the Fund's investment
manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted
by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee
(VC).
b. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of September 30, 2023, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
c. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Income
received from the Portfolio and estimated expenses are
accrued daily. Dividends from net investment income are
normally declared and distributed daily; these dividends may be reinvested or paid monthly to shareholders. Distributions from net realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
d. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
e. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the
Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against the
Fund that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

Franklin Templeton Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
2. Shares of Beneficial Interest
At September 30, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares at $1.00 per share were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers, directors, and/or trustees of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers of 0.15% per year of the average daily net assets of the Fund.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on actual costs incurred by FT Services, and is not an additional expense of the Fund.
c. Transfer Agent Fees
The Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Effective
October 1, 2022, the fees are based on an annualized asset based fee of 0.016% plus a reduced transaction based fee. Prior to October 1, 2022, the fees were based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, the Fund reimburses Investor Services for out of pocket expenses incurred and reimburses shareholder servicing fees paid to third parties.
For the period ended September 30, 2023, the Fund paid transfer agent fees of $74,696, of which $28,030 was retained by
Investor Services.
d. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the expenses (excluding distribution fees and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for the Fund do not exceed 0.20%, based on the average net assets of the Fund until July 31, 2024. Total expenses waived or paid are not subject to recapture
Six Months Ended
September 30,
2023
Year Ended
March 31, 2023
Amount Amount
Shares sold ................................... $103,688,192 $274,972,026
Shares issued in reinvestment of distributions .......... 7,186,048 1,952,963
Shares redeemed ............................... (73,699,077) (5,953,783)
Net increase (decrease) .......................... $37,175,163 $270,971,206
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Franklin Templeton Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
subsequent to the Fund’s fiscal year end.
In addition, in efforts to maintain a minimum 1 basis point annualized yield, Advisers and Investor Services have voluntarily agreed to waive or limit their respective fees, assume as their own expense certain expenses otherwise payable by the Fund and if necessary, make a capital infusion into the Fund. These waivers, expense reimbursements and capital infusions are voluntary and may be modified or discontinued by Advisers or Investor Services at any time, and without further notice. Total expenses waived or paid are not subject to reimbursement by the Fund subsequent to the Fund's fiscal year end. There is no guarantee that the Fund will be able to maintain the current 1 basis point yield.
e. Other Affiliated Transactions
At September 30, 2023, Franklin Resources Inc. owned 33.5% of the Fund's outstanding shares.
At September 30, 2023, Franklin Advisers Inc. owned 33.2% of the Fund's outstanding shares.
At September 30, 2023, Stellar Development Foundation and Coinfund Ventures I LP owned 20.0% of the Fund's outstanding shares.
4. Use of Blockchain
The Fund’s transfer agent maintains the official record of share ownership via a proprietary blockchain-integrated system that uses features of traditional book entry form and the Stellar network’s blockchain. The use of blockchain technology is relatively new and still evolving for mutual funds. The recording of Fund shares on the blockchain will not affect the Fund’s investments.
However, complex information technology and communications systems, such as blockchain networks, are subject to a number of different threats or risks that could adversely affect the Fund.
5. Income Taxes
At September 30, 2023, the cost of investments for book and income tax purposes was the same.
6. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities were valued using Level 2 inputs.
3. Transactions with Affiliates
(continued)
d. Waiver and Expense Reimbursements
(continued)

Franklin Templeton Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
At September 30, 2023, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 2 inputs.
7. New Accounting Pronouncements
In July 2023, the Securities and Exchange Commission adopted amendments to Rule 2a-7 – Money Market Funds (the Rule), under the 1940 Act. The amendments to the Rule increase minimum liquidity requirements for taxable money market funds, remove the ability for money market funds to impose redemption gates and apply a liquidity fee framework in its place. Retail and government money market funds are not subject to the liquidity fee framework. The amendments will become effective 60 days after publication in the Federal Register, the current date of which is unknown. Management is currently reviewing the amendments to the Rule to determine if the adoption of the Rule will have a material impact on the financial statements.
8. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
FFCB
Federal Farm Credit Banks Funding Corp.
FHLB
Federal Home Loan Banks
FRN
Floating Rate Note
SOFR
Secured Overnight Financing Rate
6. Fair Value Measurements
(continued)

FRANKLIN TEMPLETON TRUST
Shareholder Information

franklintempleton.com
Annual Report
Board Approval of Investment
Management Agreements
FRANKLIN TEMPLETON TRUST
Franklin OnChain U.S. Government Money Fund
(Fund)
At a meeting held on May 11, 2023 (Meeting), the Board of
Trustees (Board) of the Franklin Templeton Trust (Trust),
including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of
1940 (Independent Trustees), reviewed and approved the
continuance of the investment management agreement
between Franklin Advisers, Inc. (Manager) and the Trust,
on behalf of the Fund (Management Agreement) for an
additional one-year period. The Independent Trustees
received advice from and met separately with Independent
Trustee counsel in considering whether to approve the
continuation of the Management Agreement.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior
to the Meeting, the Independent Trustees held a virtual
contract renewal meeting at which the Independent Trustees
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters and subsequently,
requested additional information from management that the
Independent Trustees reviewed and considered prior to and
at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of
the Management Agreement, including, but not limited to: (i)
the nature, extent and quality of the services provided by the
Manager; (ii) the investment performance of the Fund; (iii)
the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund;
(iv) the extent to which economies of scale are realized as
the Fund grows; and (v) whether fee levels reflect these
economies of scale for the benefit of Fund investors.
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of the Management Agreement is in the
best interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of the Manager; the structure of investment
personnel compensation; oversight of third-party service
providers; investment performance reports and related
financial information for the Fund; reports on expenses
and shareholder services; legal and compliance matters;
risk controls; pricing and other services provided by the
Manager and its affiliates; and management fees charged
by the Manager and its affiliates to US funds and other
accounts, including management’s explanation of differences
among accounts where relevant. The Board acknowledged
management’s continued development of strategies to
address areas of heightened concern in the registered
fund industry, including various regulatory initiatives and
continuing geopolitical concerns.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the Franklin Templeton (FT) family of funds. The
Board noted the financial position of Franklin Resources,
Inc. (FRI), the Manager’s parent, and its commitment to
the registered fund business as evidenced by its continued
introduction of new funds, reassessment of the fund offerings in response to the market environment and project initiatives and capital investments relating to the services provided
to the Fund by the FT organization. The Board specifically
noted FT’s commitment to technological innovation and
advancement and investments to promote alternative
investing.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.

FRANKLIN TEMPLETON TRUST
Shareholder Information

franklintempleton.com
Annual Report
Fund Performance
The Board reviewed and considered the performance
results of the Fund for the one year period ended February
28, 2023, noting the Fund commenced operations on April
6, 2021. The Board considered the performance returns
for the Fund in comparison to the performance returns of
registered funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the registered funds included in a Performance Universe.
The Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. The Board
noted its ongoing discussions with management about the
performance of the Fund to date, particularly as compared
to peers, the importance of performance to asset growth and
growth of market share, and the performance of the Fund
in periods of volatility. In addition, the Board acknowledged information provided regarding management’s strategy
behind the overall product line up, the sources of asset
growth, the nature of management’s research, potential
use of innovative data and technology, and investments
in marketing and distribution. Finally, the Board noted
management’s high level of client engagement and the
strength of its compliance program. A summary of the Fund’s
performance results is below.
The Performance Universe for the Fund included the Fund
and all retail U.S. government money market funds. The
Fund commenced operations on April 6, 2021, and thus
has been in operation for less than three years. The Board
noted that the Fund’s annualized total return for the one-year period was above the median and in the first quintile (best)
of its Performance Universe. The Board concluded that the
Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses;
Rule 12b-1 and non-Rule 12b-1 service fees; and other
non-management fees. The Board considered the actual
total expense ratio and, separately, the contractual
management fee rate, without the effect of fee waivers,
if any (Management Rate) of the Fund in comparison to
the median expense ratio and median Management Rate,
respectively, of other funds deemed comparable to and
with a similar expense structure to the Fund selected by
Broadridge (Expense Group). Broadridge fee and expense
data is based upon information taken from each fund’s
most recent annual or semi-annual report, which reflects
historical asset levels that may be quite different from
those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally
increase as assets decline and decrease as assets grow,
the Board believed the independent analysis conducted by
Broadridge to be an appropriate measure of comparative
fees and expenses. The Broadridge Management Rate
includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class A
shares, Class C shares, Class D shares, Class P shares
and Investor Class shares for funds in the Expense Group.
The Board received a description of the methodology used
by Broadridge to select the funds included in an Expense
Group.
The Expense Group for the Fund was comprised of retail
no-load funds, which included the Fund and 11 other U.S.
government money market funds. The Board noted that the
Management Rate for the Fund and its actual total expense
ratio were below the medians of its Expense Group.
The Board also noted that the Fund’s actual total expense
ratio reflected an expense cap on operating expenses. The
Board concluded that the Management Rate charged to the
Fund is reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis that
addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management
and other services to each of the individual funds during
the 12-month period ended September 30, 2022, being the
most recent fiscal year-end for FRI. The Board noted that
although management continually makes refinements to its
methodologies used in calculating profitability in response
to organizational and product-related changes, the overall
methodology has remained consistent with that used in the
Fund’s profitability report presentations from prior years.
The Board also noted that PricewaterhouseCoopers LLP,
auditor to FRI and certain FT funds, has been engaged to
periodically review and assess the allocation methodologies
to be used solely by the Fund’s Board with respect to the
profitability analysis.

FRANKLIN TEMPLETON TRUST
Shareholder Information

franklintempleton.com
Annual Report
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of fund operations conducted by the Manager and its affiliates
may not be fully reflected in the expenses allocated to the
Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As
part of this evaluation, the Board considered management’s
outsourcing of certain operations, which effort has required considerable up-front expenditures but, over the long run,
is expected to result in greater efficiencies. The Board
also noted management’s expenditures in improving
shareholder services provided to the Fund, as well as the
need to implement systems and meet additional regulatory
and compliance requirements resulting from recent US
Securities and Exchange Commission and other regulatory
requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including potential benefits resulting from
personnel and systems enhancements necessitated by fund
growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. The Board considered management’s
view that any analyses of potential economies of scale in
managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager
incurs across the FT family of funds as a whole. The Board
noted that, as of December 31, 2022, the Fund’s net assets
were approximately $104 million. The Board recognized that
there would not likely be any economies of scale until the
Fund’s assets grow.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for an
additional one-year period.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent six-month period ended September 30.
Quarterly Schedule of Investments
The Fund files its complete schedule of portfolio holdings
monthly with the U.S. Securities and Exchange Commission
on Form N-MFP. The Fund’s Form N-MFP reports are
available on the SEC’s website at www.sec.gov and on the
Fund’s website at franklintempleton.com.

9001 S 11/23
© 2023 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report
Franklin OnChain U.S. Government Money Fund
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Rohit Baghat and
Deborah D. McWhinney.
They are “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.      N/A

Item 5.  Audit Committee of Listed Registrants.

(a) The independent board members are acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members: Rohit Bhagat, Deborah D. McWhinney and Anantha K. Pradeep.

(b) N/A

Item 6.  Schedule of Investments.                     N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.            N/A

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.                               N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures
. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)
 Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                             N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Vivek Pai, Chief Financial Officer and Chief Accounting Officer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Vivek Pai, Chief Financial Officer and Chief Accounting Officer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON TRUST

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  November 30, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  November 30, 2023

By S\VIVEK PAI________________________

Vivek Pai
     Chief Financial Officer
and Chief Accounting Officer
Date November
30, 2023